ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

at December 31	2013
(millions of Canadian dollars)

Assets Held for Sale
Cash and Cash Equivalents	1
Accounts Receivable	12
Inventories	11
Plant, Property and Equipment	61
Total Assets Held for Sale (included in Other Current Assets, Note 5)	85
Liabilities Related to Assets Held for Sale
Accounts Payable and Other	4
Other Long-Term Liabilities	1
Total Liabilities Related to Assets Held for Sale (included in Accounts Payable and Other, Note 13)	5

The Company classifies assets as held for sale when management approves and commits to a formal plan to actively market an asset for sale and expects the sale to close within the next twelve months. Upon classifying an asset as held for sale, an asset is recorded at the lower of its carrying amount or its estimated fair value, reduced for selling costs, and depreciation expense is no longer recorded for that asset.
At December 31, 2013, the Company classified Cancarb Limited and its related power generation facility as assets held for sale in the Energy segment. The assets were recorded at their carrying amount at December 31, 2013.
On April 15, 2014, the Company sold these assets for aggregate gross proceeds of $190 million and recognized a gain of $108 million ($99 million after tax).